Note 15 - Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Outstanding Stock Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2022	846,451	$14.94	6.45	$2,277
Granted	—	—
Exercised	(81,814)	5.57
Forfeited	(111,937)	18.78
Expired	(363,685)	18.77
Repurchased	—	—
Balance at December 31, 2023	289,015	$11.29	3.07	$—
Vested and expected to vest as of December 31, 2023	289,015	$11.29	3.07	$—
Vested and exercisable as of December 31, 2023	281,380	$11.09	2.97	$—

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Shares	Weighted Average Grant date Fair Value per Share
Unvested at December 31, 2022	425,703	$119.85
Granted	901,472	10.66
Forfeited	(344,061)	67.82
Vested	(330,661)	53.07
Unvested at December 31, 2023	652,453	$30.29

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended March 31,
	2024	2023
Cost of revenue	$—	$61
Research and development	1,209	2,278
Sales and marketing	182	1,368
General and administrative	1,623	2,806
Total stock-based compensation	$3,014	$6,513

	Twelve months ended December 31,
	2023	2022
Research and development	$6,821	$7,201
Sales and marketing	2,993	4,696
General and administrative	8,121	11,931
Cost of revenue	136	131
Total stock-based compensation	$18,071	$23,959

Schedule of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Twelve months ended December 31, 2023
Expected term (years)	0.50	-	2.00
Expected volatility	107.3%	-	136.0%
Risk-free interest rate	4.1%	-	5.1%
Dividend yield		—%

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Twelve months ended December 31, 2023
Expected term (years)	1.05
Expected volatility	104.5%
Risk-free interest rate	4.8%
Dividend yield	—%